Income taxes (Details) - CNY (¥)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes (Details) [Line Items]
Tax rate		25.00%
Withholding income tax rate		10.00%
Operating loss carryforwards (in Yuan Renminbi)		¥ 26,324,999
Deferred tax assets, net of valuation allowance (in Yuan Renminbi)		2,893,183
Valuation allowance (in Yuan Renminbi)		¥ 3,688,042
Enterprise Income Tax Law [Member]
Income taxes (Details) [Line Items]
Tax rate	25.00%
PRC Income Tax [Member]
Income taxes (Details) [Line Items]
Tax rate		15.00%
Income tax reduction percentage		40.00%
Hong Kong [Member]
Income taxes (Details) [Line Items]
Tax rate		16.50%	16.50%	16.50%
Withholding income tax rate		5.00%
Hong Kong [Member] | Ownership [Member]
Income taxes (Details) [Line Items]
Dividend percentage		25.00%